Demonstration plant (formerly Pilot plant)	12 Months Ended
Jun. 30, 2024
Demonstration plant (formerly Pilot plant)
Demonstration plant (formerly Pilot plant)
10.	Demonstration plant (formerly Pilot plant)

Demonstration plant operations costs are comprised of the following:

		2024		2023
	Aqualung pilot	Demonstration	Aqualung pilot	Demonstration
	plant	plant	plant	plant
	$	$	$	$
Internet	—	25	—	11
Personnel	81	5,616	—	6,052
Reagents	—	588	—	3,027
Repairs and maintenance	—	371	—	38
Supplies	27	1,422	—	3,560
Testwork	—	1,510	—	1,060
Office trailer rental	—	108	—	76
Utilities	16	118	—	150
Vehicle	—	31	—	—
Waste disposal & recycling	—	11	—	—
Total costs	124	9,800	—	13,974